UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08902

Exact Name of Registrant as specified in charter: 1838 Investment Advisors Funds

Address of principal executive offices: 113 King Street, Armonk, NY 10504

Name and address of agent for service: Richard Walz, 113 King Street, Armonk, NY 10504

Copies to: Thomas E. Stabile, 113 King Street, Armonk, NY 10504

Registrant's telephone number, including area code: (914) 273-4545

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

ITEM 1: SCHEDULE OF INVESTMENTS

1838 INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS                                                                             JULY 31, 2005

                                                                                                                 Market
COMMON STOCK -- 97.36%                            Industry                                       Shares           Value
                                                  --------                                       ------          ------
AUSTRIA -- 1.94%
     Erste Bank Der Oester Spark                  Banks                                            7,052         359,761

AUSTRALIA -- 2.12%
     BHP Billiton Ltd.                            Metal & Mining                                  26,765         393,836

CANADA -- 2.13%
     Encana Corporation                           Oil & Gas                                        9,621         396,078

FINLAND -- 1.46%
     Fortum OYJ                                   Electric-Intergrated                            14,786         270,655

FRANCE -- 9.86%
     AXA, Inc.                                    Insurance                                       12,208         334,234
     Axalto                                       Technology Hardware                              7,507         259,875
     BNP Paribas                                  Banks                                            3,411         247,141

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


                                                                                                                 Market
                                                  Industry                                       Shares           Value
                                                  --------                                       ------          ------
     Essilor International                        Health Care Equipment & Supplies                 4,398         320,256
     LVMH Moet-Hennessy L. Vuitton SA             Consumer Durables & Apparel                      3,002         249,960
     Total SA (B Shares)                          Oil & Gas                                        1,665         418,636
                                                                                                               1,830,102

GERMANY -- 10.79%
     Continental AG                               Automobiles & Components                         5,080         395,834
     Deutsche Bank AG                             Banks                                            2,578         224,050
     E. ON AG                                     Electric Utilites                                4,095         379,517
     Adidas-Saloman AG                            Consumer Durables & Apparel                      1,313         238,189
     SAP AG                                       Software                                         1,313         225,670
     Siemens AG                                   Industrial Conglomerate                          3,458         266,927
     Celesio AG                                   Pharmaceuticals Distribution                     3,374         272,533
                                                                                                               2,002,720

GREECE -- 2.74%
     National Bank of Greece-Cstock               Banks                                            6,218         228,092
     Coca-Cola Hellenic Bottling SA               Beverages                                        9,933         281,359
                                                                                                                 509,451

HONG KONG -- 2.96%
     Esprit Holdings Ltd.                         Retailing                                       41,994         313,291
     China Resources Power Holdings               Electric Utilities                             414,000         235,639
                                                                                                                 548,930

HUNGARY CSTOCK--1.55%
     Mol Magyar Olaj GDR Equity                   Oil & Gas                                        2,950         287,920

INDIA -- 1.79%
     ICICI Bank Ltd. - Sponsored ADR              Banks                                           12,563         331,789

IRELAND -- 5.15%
     Allied Irish Bank PLC.                       Banks                                           13,474         297,211
     Anglo Irish Bank Corp.                       Banks                                           30,254         407,904
     CRH PLC                                      Construction Materials                           8,736         251,486
                                                                                                                 956,601

INDONESIA -- 1.11%
     PT Indonesian Satellite                      Telecommunication Services                       6,956         205,272

ISRAEL -- 1.27%
     TEVA Pharmaceutical Ind. - ADR               Pharmaceuticals                                  7,507         235,720

JAPAN -- 16.76%
     Canon Inc.                                   Office Electronics                               4,900         243,044
     Casio Computer CO Ltd                        Electronic Equipment & Instruments              15,500         200,223
     Daiwa Securities Group                       Diversified Financial Services                  29,000         170,748
     Hoya Corp.                                   Health Care Equipment & Services                 2,200         272,019
     JSR Corp.                                    Chemicals                                       10,300         204,447
     Kobe Steel Ltd.                              Construction Materials                         139,000         287,685

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


                                                                                                                 Market
                                                  Industry                                       Shares           Value
                                                  --------                                       ------          ------
     Kubota Corporation                           Machinery                                       49,000         285,883
     Sharp Corp.                                  Household Durables                              14,000         212,570
     SMC Corp.                                    Machinery                                        2,100         239,235
     Sumitomo Realty & Dev. Co., Ltd.             Real Estate                                     19,000         210,518
     Terumo Corp.                                 Pharmaceuticals                                  8,400         236,050
     Toray Industries Inc.                        Industrial Materials                            53,000         248,700
     Toyota Motor Corp.                           Automobiles & Components                         7,900         299,523
                                                                                                               3,110,643

MEXICO -- 3.04%
     America Movil SA (L Shares) - ADR            Wireless Telecommunication Services             13,044         290,359
     Wal-Mart De Mexico                           Retail                                           6,133         273,838
                                                                                                                 564,198

NETHERLANDS -- 4.63%
     ING Groep NV                                 Diversified Financial Services                  11,222         340,498
     Koninklijke Numico NV                        Food Products                                    6,897         291,536
     Reed Elsevier NV                             Media                                           16,682         227,552
                                                                                                                 859,586

NORWAY -- 1.33%
     Telenor ASA                                  Telecommunication Services                      28,633         247,514

SINGAPORE -- 3.18%
     DBS Group Holdings Ltd.                      Banks                                           24,255         235,209
     Keppel Corp. Ltd.                            Diversified Financials                          46,900         355,934
                                                                                                                 591,143
SPAIN -- 2.98%
     Banco Popular Espanol SA                     Banks                                           18,825         225,229
     Grupo Ferrovial SA                           Construction & Engineering                       4,525         328,130
                                                                                                                 553,358

SWEDEN -- 2.78%
     Ericsson (LM) Tel - Sponsored ADR            Wireless Telecommunication Services              7,779         267,286
     Getinge AB (B Shares)                        Health Care Equipment & Services                18,600         248,137
                                                                                                                 515,424

SWITZERLAND -- 4.20%
     Nestle SA - Sponsored ADR                    Food Products                                    3,528         242,021
     Novartis AG - Registered Shares              Pharmaceuticals                                  6,096         297,412
     SGS SA                                       Commercial Services                                318         239,524
                                                                                                                 778,957

UNITED KINGDOM -- 13.59%
     Barclays PLC                                 Banks                                           24,568         241,143
     BP Amoco                                     Oil & Gas                                       45,363         503,155
     Capita Group PLC                             Commercial Services & Supplies                  29,117         185,445
     HSBC Holdings PLC                            Banks                                           15,192         246,874
     Reckitt Benckiser PLC                        Household Products                               8,267         249,179
     Royal Bank of Scotland Group PLC             Banks                                            9,176         273,831

                                        3

                                                                                                                 Market
                                                  Industry                                       Shares           Value
                                                  --------                                       ------          ------
     Sabmiller PLC                                Brewery                                         16,643         290,965
     Tesco PLC                                    Food & Drug Retailing                           44,004         251,982
     Vodafone Airtouch PLC                        Wireless Telecommunication Services            108,219         279,602
                                                                                                               2,522,175

     TOTAL COMMON STOCK (Cost $13,000,529)                                                                    18,071,833

SHORT-TERM INVESTMENT -- 2.47%
     Evergreen Institutional Money Market Fund - I Shares (Cost $458,305)                        458,305         458,305

TOTAL INVESTMENTS (Cost $13,458,834)  -- 99.84%                                                               18,530,138

OTHER ASSETS AND LIABILITIES, NET -- 0.16%                                                                        30,107

NET ASSETS -- 100.00%                                                                                         18,560,244


ITEM 2: CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits.

(1) Separate certifications by the registrant's principal executive officer and principal financial officer, required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

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


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1838 Investment Advisors Funds




BY:       /s/ Hans van den Berg
--------- ---------------------------------------------------
          Hans van den Berg
          President

Date:     September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




BY:       /s/ Hans van den Berg
--------- ---------------------------------------------------
          Hans van den Berg
          President

Date:     September 29, 2005




BY:       /s/ Richard Walz
--------- ---------------------------------------------------
          Richard Walz
          Chief Compliance Officer

Date:     September 29, 2005

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